INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Changes in the balance of gross unrecognized tax benefits
Gross unrecognized tax benefits, beginning of year	$ 10,517	$ 9,872	$ 8,742
Increases related to tax positions taken during the current year	1,717	1,828	2,919
Increases related to tax positions taken during prior years	0	0	18
Decrease related to foreign currency exchange rates	(828)
Increase related to foreign currency exchange rates		256	272
Reductions for spin-off from Verint	0	(1,439)	0
Reductions for tax positions of prior years	0	0	(537)
Lapses of statutes of limitations	(513)	0	(1,542)
Gross unrecognized tax benefits, end of year	$ 10,893	$ 10,517	$ 9,872